Fair value measurements (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Foreign exchange forward contracts
Assets:
Derivative assets	¥ 960
Derivatives liabilities - warrants
Liabilities:
Derivatives liabilities - warrants	(71,237)
Fair value, measurements, recurring | Foreign exchange forward contracts
Assets:
Derivative assets		¥ 5,541
Fair value, measurements, recurring | Derivatives liabilities - warrants
Liabilities:
Derivatives liabilities - warrants		(105,785)
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Assets:
Derivative assets	960	5,541
Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Derivatives liabilities - warrants
Liabilities:
Derivatives liabilities - warrants	¥ (71,237)	¥ (105,785)